Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

Note 8: - Inventories

	December 31,
	2025	2024
	U.S. Dollars in thousands
Finished products	$35,422	$29,368
Purchased products	8,143	9,749
Work in progress	7,033	9,165
Raw materials	34,345	30,537
Total Inventories	$84,943	$78,819

(1)	During the years 2025, 2024 and 2023, the Company recognized, as cost of revenues, an impairment for inventories carried at net realizable value totaled of $13,476 thousand, $8,628 thousand, and $4,399 thousand, respectively.